SCHEDULE OF MOVEMENT IN CONTRACT LIABILITIES (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Contract Liabilities
As of January 1,
Decrease in contract liabilities as a result of recognizing revenue during the year that was included in the contract liabilities at the beginning of the year
Increase in contract liabilities as a result of receiving forward sales deposits and instalments during the year in respect of machines still under production		4,319
As of December 31,	$ 3,222	$ 4,319